COMMITMENTS AND CONTINGENT LIABILITIES (Rohm and Haas Pension Plan Matters) (Narrative) (Details) (Rohm And Haas [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2009
Rohm And Haas [Member]
Loss Contingencies [Line Items]
Pension liability from Rohm and Haas acquisition	$ 186	$ 183	$ 185